Provision for contingencies and judicial deposits - Description of contingencies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Estimated financial effect of labor contingent liabilities	R$ 982	R$ 1,000
Provision of Judicial Deposits [Member]
Disclosure of other provisions [line items]
Judicial deposits	631	826
Provision of Judicial Deposits [Member] | Labor and social security contingencies
Disclosure of other provisions [line items]
Judicial deposits	631	826
Provision for contingencies
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	393	607
Provision for contingencies | Labor and social security contingencies
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	R$ 393	R$ 607